CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Income and Comprehensive Income
Net income	$ 671,135	$ 618,158	$ 107,681
Reclassification to retained earnings due to cumulative effect of accounting change	(50)	(605)	0
Other comprehensive income (loss) before tax:
Foreing currency translation adjustment	(6,847)	(6,902)	(3,078)
Adjustment of pension and postretirement benefit plans	(21,874)	(15,497)	(8,465)
Amortization of net losses of pension and postretirement benefit plans	23,508	21,542	22,428
Amortization of prior service credit of pension and postretirement benefit plans	0	(3,470)	(3,800)
Unrealized holding gains (losses) on debt securities arising during the period	286,063	(71,255)	(45,307)
Other-than-temporary impairment included in net income	0	0	8,299
Reclassification adjustment for (gains) losses included in net income (loss)	20	0	(83)
Unrealized holding gains on equity securities arising during the period	0	0	151
Reclassification adjustment for gains included in net income	0	0	(251)
Unrealized net (losses) gains on cash flow hedges	(5,741)	536	(1,295)
Reclassification adjustment for net losses (gains) included in net income	3,882	(1,110)	1,888
Other comprehensive income (loss) before tax	278,961	(76,761)	(29,513)
Income tax (expense) benefit	(20,925)	(561)	(853)
Total other comprehensive income (loss), net of tax	258,036	(77,322)	(30,366)
Comprehensive income (loss), net of tax	$ 929,171	$ 540,836	$ 77,315